Segment Information (Details) - Schedule of Revenues and Cost of Revenue by Segment ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Revenue:
Workspace membership	¥ 124,140		¥ 258,796	¥ 376,642
Marketing and branding services	237,373	$ 33,433	287,453	463,475
Other services	98,307	13,846	114,492	217,391
Total revenue	459,820	64,764	660,741	1,057,508
Cost of revenue (excluding impairment loss)
Workspace membership	(141,462)	(19,925)	(339,088)	(508,121)
Marketing and branding services	(223,861)	(31,530)	(291,568)	(444,717)
Other services	(89,461)	(12,600)	(104,311)	(181,222)
Total cost of revenue (excluding impairment loss)	¥ (454,784)	$ (64,055)	¥ (734,967)	¥ (1,134,060)